Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
List Of Accounting Policies [Abstract]
Impact of new standards, amendments, and interpretations not yet effective
Other than the effect of adopting IFRS 9, IFRS 15 and IFRS 16 as set out below, the other standards, amendments and interpretations which are effective for the financial year beginning on April 1, 2018 did not have a material impact on the Group.

Standards and amendments	Executive summary
IFRS 9 Financial Instruments (“IFRS 9”)
IFRS 9 addresses classification and measurement of financial assets and replaces the multiple classification and measurement models in IAS 39 Financial Instruments: Recognition and Measurement with a single model that has only two classification categories: amortized cost and fair value. IFRS 9 also introduces a new impairment model and aligns hedge accounting more closely with an entity’s risk management.

The standard is effective for the Group from April 1, 2018. The Group has elected not to restate comparatives and recognized the transitional adjustments in retained earnings on the date of initial application.

The most relevant change to the Group is the requirement to use an expected loss model instead of the incurred loss model when assessing the recoverability of trade and other receivables. Based on the expected loss model contained in IFRS 9, the increase in the provision for doubtful debts at April 1, 2018 was R3.2 million.

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
IFRS 15 replaces IAS 18 Revenue and IAS 11 Construction Contracts. It is a single, comprehensive revenue recognition model for all contracts with customers and has the objective of achieving greater consistency in the recognition and presentation of revenue. In terms of the new standard, revenue is recognized based on the satisfaction of performance obligations, which occurs when control of goods or services transfers to a customer.

The revenue standard is effective for annual periods beginning on or after January 1, 2018 and therefore is applicable for the Group from April 1, 2018.

The standard permits a modified retrospective cumulative catch-up approach for the adoption, which the Group decided to apply. Under this approach the Group recognized transitional adjustments in retained earnings on the date of initial application (i.e. April 1, 2018), without restating the comparative period. Under the practical expedient, the new requirements have only been applied to contracts that were not completed as of April 1, 2018.

The impact of applying IFRS 15 is as follows:

Costs incurred in obtaining a contract:

Commissions incurred to acquire contracts need to be capitalized and amortized, unless the amortization period is 12 months or less. Previously, the Group expensed commissions. Under IFRS 15, the amortization expense reflects the settlement of the related performance obligations, which, depending on the specific contract, may include hardware, installation, training and/or service. To the extent commission capitalized is commensurate, the commission attributable to service will be amortized over the minimum contractual period or, if shorter, the expected life of the contract. To the extent it is not commensurate, the commission capitalized that is attributable to service will be amortized over the expected life of the contract.

The impact on the Group at April 1, 2018 was as follows:
– Capitalized commission asset with a net book value of R45.3 million and
– Additional recurring commission liability of R6.9 million.

Recurring commission is commission which is payable for each month the customer remains with the Group. Since the commission relates to acquiring a customer contract, as part of the adoption of IFRS 15, a recurring commission liability is recognized at the date on which the contract is acquired. The measurement reflects the total commission payable over the minimum contractual period or, if shorter, the expected life of the contract, together with the effect of the time value of money, where significant. Under previous accounting the recurring commissions were accrued for on a monthly basis.

Amortization expense of external commissions capitalized under IFRS 15 is recognized in cost of sales, while that of internal commissions is recognized in sales and marketing costs. Commissions not capitalized under the 12-month practical expedient are also classified in the same manner. This is in line with the previous income statement presentation of the commission expense.

Standards and amendments	Executive summary
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
Significant financing:

In respect of contracts for which the Group receives payment more than 12 months in advance, interest expense is accrued on the income received in advance liability. This results in the revenue being measured at a higher amount when it is recognized, compared to previous accounting.

At April 1, 2018, the income received in advance liability (which is disclosed as ‘liabilities related to contracts with customers’) was R1.8 million higher than the balance at March 31, 2018.

Fixed escalations:

Fixed escalations are spread evenly over the contract period resulting in the related revenue being different to what is actually billed. In the earlier part of the contract, revenue will be higher than the amount billed, while in the latter part it will be lower. Previously, the Group recognized the increase in revenue due to fixed escalations only once the escalations were effective.

A contract asset of R1.2 million was recognized on April 1, 2018, reflecting the amount by which revenue should have been higher under IFRS 15 in periods prior to March 31, 2018 as a result of straight-lining the fixed escalations.

IFRS 16 Leases (“IFRS 16”)
IFRS 16 replaces IAS 17 Leases and addresses the accounting and disclosures for leases.

The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for all leases, unless the lease term is 12 months or less or the underlying asset is a low-value asset. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting remaining substantially unchanged from its predecessor, IAS 17.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019, but can be early adopted. Given that the Group applied IFRS 15 from April 1, 2018, the Group decided to also adopt IFRS 16 from this date.

The Group has chosen to apply the ‘simplified approach’ on adoption of IFRS 16 that includes certain relief related to the measurement of the right-of-use asset and the lease liability at April 1, 2018, rather than full retrospective application. Furthermore, the ‘simplified approach’ does not require a restatement of comparatives.

The Group leases land and buildings, office equipment and vehicles which were previously treated as operating leases.

The impact on the Group at April 1, 2018 was as follows:

  –  Right-of-use asset with a net book value of R30.6 million; and
  –  Lease liability (net of accruals/prepayments already recognized) of R32.6 million.

Summary of the impact at April 1, 2018 of adopting IFRS 9, IFRS 15 and IFRS 16:

IFRS 9 assets	(R3.2 million)
Trade and other receivables	(R3.2 million)

IFRS 15 assets	R46.5 million
Capitalized commission assets	R45.3 million
Trade and other receivables (1)	R1.2 million

IFRS 16 assets	R29.9 million
Property, plant and equipment	R30.6 million
Trade and other receivables (2)	(R0.7 million)

Total assets	R73.2 million

IFRS 15 liabilities	R8.7 million
Recurring commission liability (non-current)	R4.0 million
Trade and other payables (3)	R4.7 million

IFRS 16 liabilities	R31.9 million
Capitalized lease liability (non-current)	R23.3 million
Capitalized lease liability (current)	R8.8 million
Trade and other payables (2)	(R0.2 million)

Deferred tax liabilities	R7.9 million

Total liabilities	R48.5 million

Net increase in equity	R24.7 million
(1) Contract assets related to fixed escalations.
(2) Reversal of lease prepayment and lease accruals under IAS 17 Leases. These have been reflected in the measurement of the lease liability under IFRS 16.
(3) Includes the current portion of additional recurring commission liability of R2.9 million and increase in liabilities related to contracts with customers due to significant financing adjustments of R1.8 million.

Estimated useful lives used in calculation of depreciation on assets
Depreciation on other assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful lives, as follows:

Property: Buildings	50 years
Plant and equipment	3 – 20 years
Motor vehicles	3 – 7 years
Other: Furniture, fittings and equipment	2 – 10 years
Computer and radio equipment	3 – 7 years
In-vehicle devices installed	1 – 5 years

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

At April 1, 2017
Cost	22,288	48,186	58,048	55,470	333,057	517,049
Accumulated depreciation and impairments	(4,777)	(33,315)	(45,728)	—	(139,109)	(222,929)
Net book amount	17,511	14,871	12,320	55,470	193,948	294,120

Year ended March 31, 2018
Opening net book amount	17,511	14,871	12,320	55,470	193,948	294,120
Additions	—	4,090	4,630	229,528	—	238,248
Transfers	—	(613)	613	(232,050)	232,050	—
Assets classified as held for sale	(17,058)	—	—	—	—	(17,058)
Impairment (notes 5, 24, 30, 32.2)	—	(6)	(3)	—	—	(9)
Disposals*	—	(606)	(165)	—	(1,165)	(1,936)
Depreciation charge (notes 5, 24, 32.2)	(453)	(5,237)	(6,772)	—	(139,483)	(151,945)
Currency translation differences	—	(280)	(253)	(2,777)	(24,072)	(27,382)
– Cost	—	(1,103)	(985)	(2,777)	(33,762)	(38,627)
– Accumulated depreciation and impairments	—	823	732	—	9,690	11,245
Closing net book amount	—	12,219	10,370	50,171	261,278	334,038

At March 31, 2018
Cost	—	47,066	46,735	50,171	470,545	614,517
Accumulated depreciation and impairments	—	(34,847)	(36,365)	—	(209,267)	(280,479)
Net book amount	—	12,219	10,370	50,171	261,278	334,038

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

Year ended March 31, 2019

Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	6,068	6,474	196,810	—	224,026
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(5,438)	(5,418)	—	(161,675)	(183,478)
Currency translation differences	5,668	432	356	5,005	42,467	53,928
– Cost	8,298	2,315	1,911	5,005	62,003	79,532
– Accumulated depreciation and impairments	(2,630)	(1,883)	(1,555)	—	(19,536)	(25,604)
Closing net book amount	38,668	14,341	11,736	76,513	316,188	457,446

Owned assets
Year ended March 31, 2019
Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Additions	—	5,626	6,474	196,810	—	208,910
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	—	(4,662)	(5,418)	—	(161,675)	(171,755)
Currency translation differences	—	267	356	5,005	42,467	48,095
– Cost	—	2,016	1,911	5,005	62,003	70,935
– Accumulated depreciation and impairments	—	(1,749)	(1,555)	—	(19,536)	(22,840)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

Cost	—	50,262	51,853	76,513	654,453	833,081
Accumulated depreciation and impairments	—	(37,047)	(40,117)	—	(338,265)	(415,429)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000
Right-of-use assets
Year ended March 31, 2019
Opening net book amount	—	—	—	—	—	—
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	442	—	—	—	15,116
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(776)	—	—	—	(11,723)
Currency translation differences	5,668	165	—	—	—	5,833
– Cost	8,298	22	—	—	—	8,320
– Accumulated depreciation and impairments	(2,630)	143	—	—	—	(2,487)
Net book amount	38,668	1,126	—	—	—	39,794
Cost	66,502	2,745	—	—	—	69,247
Accumulated depreciation and impairments	(27,834)	(1,619)	—	—	—	(29,453)
Net book amount	38,668	1,126	—	—	—	39,794

Property, plant and equipment comprises owned and leased assets. The Group leases many assets including land and buildings, vehicles, machinery and IT equipment.

* The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2018 included R1.2 million relating to plant, equipment, vehicles and other, R14.7 million relating to computer and radio equipment and R63.9 million relating to in-vehicle devices installed.

** The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2019 included R1.4 million relating to plant, equipment, vehicles and other, R0.2 million relating to computer and radio equipment and R55.6 million relating to in-vehicle devices installed.